Warrants (Tables)	12 Months Ended
Sep. 30, 2024
Warrants.
Schedule of fair value of warrant liability

	Number of	Number of	Fair value of
	Private	Public	warrant
	warrants	warrants	liability
			$'000

Balance at 30 September 2021	6,266,667	8,624,973	128,038
Warrants exercised	—	(1,852,736)	—
Change in fair value	—	—	(117,394)
Balance at 30 September 2022	6,266,667	6,772,237	10,644
Warrants exercised	—	—	—
Change in fair value	—	—	(10,638)
Balance at 30 September 2023	6,266,667	6,772,237	6
Warrants issued	—	—	—
Warrants exercised	—	—	—
Change in fair value	—	—	(6)
Balance at 30 September 2024	6,266,667	6,772,237	—